UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 06, 2023	Jun. 05, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	350,000,000	350,000,000	350,000,000	350,000,000	100,000,000
Common stock, shares issued (in shares)	41,788,096	41,750,109	40,609,915
Common stock, shares outstanding (in shares)	41,788,096	41,750,109	40,609,915